INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Information in Associates of Company and Company's Ownership (Detail) (Parenthetical) - Vale SA [Member] - BRL (R$) R$ in Thousands	12 Months Ended	13 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Disclosure of investments accounted for using equity method [line items]
Cost of the shares sold by associates	R$ 701,575
Cosan ownership interest		4.90%